Application of New and Revised International Financial Reporting Standards as Issued by the International Accounting Standards Board ("IASB") ( Collectively, "IFRSs")	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Application of New and Revised International Financial Reporting Standards as Issued by the International Accounting Standards Board ("IASB") ( Collectively, "IFRSs")
3.	APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS AS ISSUED BY THE INTERNATIONAL ACCOUNTING STANDARDS BOARD (“IASB”) (collectively, “IFRSs”)

a.	Amendments to IFRSs that are mandatorily effective for the current year

In the current year, the Group has applied the following new, revised or amended standards and interpretations that have been issued and effective:

New, Revised or Amended Standards and Interpretations		Effective Date Issued by IASB (Note 1)

Amendments to IFRS 2	Classification and Measurement of Share-based Payment Transactions	January 1, 2018
IFRS 9	Financial Instruments	January 1, 2018
Amendments to IFRS 9 and IFRS 7	Mandatory Effective Date of IFRS 9 and Transition Disclosures	January 1, 2018
IFRS 15	Revenue from Contracts with Customers	January 1, 2018
Amendments to IFRS 15	Clarifications to IFRS15 Revenue from Contracts with Customers	January 1, 2018
Amendments to IAS 40	Transfers of investment property	January 1, 2018
IFRIC 22	Foreign Currency Transactions and Advance Consideration	January 1, 2018

Note 1:	The aforementioned new, revised or amended standards and interpretations are effective for annual period beginning on or after the effective dates, unless specified otherwise.

Except for the following, the initial application of the aforementioned new, revised or amended standards and interpretations did not have effect on the Group’s accounting policies..

1)	IFRS 9 “Financial Instruments” and related amendments

IFRS 9 supersedes IAS 39 “Financial Instruments: Recognition and Measurement”, with consequential amendments to IFRS 7 “Financial Instruments: Disclosures” and other standards. IFRS 9 sets out the requirements for classification, measurement and impairment of financial assets and hedge accounting. Refer to Note 4 for information relating to the relevant accounting policies.

The requirements for classification, measurement and impairment of financial assets have been applied retrospectively from January 1, 2018, and the requirements for hedge accounting have been applied prospectively. IFRS 9 is not applicable to items that have already been derecognized as of December 31, 2017.

The impact of adoption on the consolidated financial statements was not material.

Classification, measurement and impairment of financial assets

On the basis of the facts and circumstances that existed as of January 1, 2018, the Group has performed an assessment of the classification of recognized financial assets and has elected not to reflect the figures on a retrospective basis.

The following table shows the original measurement categories and carrying amount under IAS 39 and the new measurement categories and carrying amount under IFRS 9 for each class of the Group’s financial assets and financial liabilities as of January 1, 2018.

	Measurement Category		Carrying Amount
Financial Assets	IAS 39	IFRS 9	IAS 39	IAS 39	IFRS 9	IFRS 9	Remark
			NT$	US$ (Note 4)	NT$	US$ (Note 4)

Cash and cash equivalents	Loans and receivables	Amortized cost	$46,078,066	$1,505,327	$46,078,066	$1,505,327
Derivatives	Held for trading	Mandatorily at fair value through profit or loss (“FVTPL”)	121,863	3,981	121,863	3,981
Equity instruments	Held for trading	Mandatorily at FVTPL	4,410,732	144,094	4,410,732	144,094
	Available-for-sale	Mandatorily at FVTPL	279,791	9,141	279,791	9,141	b)
	Available-for-sale	Fair value through other comprehensive income (“FVTOCI”) - equity instruments	908,549	29,681	908,549	29,681	a)
Open-end mutual funds	Held for trading	Mandatorily at FVTPL	589,976	19,274	589,976	19,274
	Available-for-sale	Mandatorily at FVTPL	23,825	778	23,825	778	b)
Debt instruments	Designated as at FVTPL	Mandatorily at FVTPL	100,496	3,283	100,496	3,283
	Other financial assets	FVTOCI - debt instruments	1,000,000	32,669	1,080,000	35,283	d)
Time deposits with original maturity of over three months, pledged time deposits and guarantee deposits	Loans and receivables	Amortized cost	405,520	13,248	405,520	13,248	c)
Trade receivables and other receivables	Loans and receivables	Amortized cost	56,252,661	1,837,722	56,252,661	1,837,722

Financial Assets	IAS 39 Carrying Amount as of January 1, 2018	Reclassifi- cations	Remea- surements	IFRS 9 Carrying Amount as of January 1, 2018	Retained Earnings Effect on January 1, 2018	Other Equity Effect on January 1, 2018	Remark
	NT$	NT$	NT$	NT$	NT$	NT$

FVTPL	$5,223,067

Add: Reclassification from available-for-sale (IAS 39) - required reclassification	-	$303,616	$-		$110,648	$(110,648)	b)
	5,223,067	303,616	-	$5,526,683	110,648	(110,648)

FVTOCI

Debt instruments
Add: Reclassification from other financial assets	-	1,000,000	80,000		-	80,000	d)
Equity instruments Add: Reclassification from available-for-sale (IAS 39)	-	908,549	-		417,398	(417,398)	a)
	-	1,908,549	80,000	1,988,549	417,398	(337,398)

Investments accounted for using the equity method	48,753,751	-	(2,586)	48,751,165	(163,579)	160,993

	$53,976,818	$2,212,165	$77,414	$56,266,397	$364,467	$(287,053)

Financial Assets	IAS 39 Carrying Amount as of January 1, 2018	Reclassifi- cations	Remea- surements	IFRS 9 Carrying Amount as of January 1, 2018	Retained Earnings Effect on January 1, 2018	Other Equity Effect on January 1, 2018	Remark
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

FVTPL	$170,633

Add: Reclassification from available-for-sale (IAS 39) - required reclassification	-	$9,919	$-		$3,615	$(3,615)	b)
	170,633	9,919	-	$180,551	3,615	(3,615)

FVTOCI

Debt instruments
Add: Reclassification from other financial assets	-	32,669	2,614		-	2,614	d)
Equity instruments Add: Reclassification from available-for-sale (IAS 39)	-	29,682	-		13,636	(13,636)	a)
	-	62,351	2,614	64,964	13,636	(11,022)

Investments accounted for using the equity method	1,592,739	-	(85)	1,592,655	(5,344)	5,259

	$1,763,372	$72,270	$2,529	$1,838,170	$11,907	$(9,378)

a)	Unquoted shares and limited partnership classified as available-for-sale are designated as at FVTOCI and the changes in fair value accumulated in other equity are transferred directly to retained earnings instead of being reclassified to profit or loss on disposal. Impairment losses previously recognized and accumulated in retained earnings are adjusted by the Group to record an increase in retained earnings and a decrease in other equity, unrealized gains or losses on financial assets at fair value through other comprehensive income, since no subsequent impairment assessment is required under IFRS 9;

b)	Quoted shares classified as available-for-sale are classified as at fair value through profit or loss under IFRS 9. Open-end mutual funds classified as available-for-sale are classified as at fair value through profit or loss under IFRS 9 because the contractual cash flows are not solely payments of principal and interest on the principal outstanding and they are not equity instruments. The Group reclassifies unrealized gains or losses on available-for-sale financial assets in other equity to retained earnings;

c)	Time deposits with original maturity of over three months, pledged time deposits and guarantee deposits are classified as measured at amortized cost under IFRS 9 because, on initial recognition, the contractual cash flows that are solely payments of principal and interest on the principal outstanding and these investments are held within a business model whose objective is to collect the contractual cash flows; and

d)	Debt investments with no active market are classified as at fair value through other comprehensive income under IFRS 9, because, on initial recognition, the contractual cash flows that are solely payments of principal and interest on the principal outstanding and these investments are held within a business model whose objective is achieved both by collecting contractual cash flows and selling financial assets. The Group adjusts those debt investments and other equity, unrealized gains or losses on financial assets at fair value through other comprehensive income, based on their fair value.

2)	IFRS 15 “Revenue from Contracts with Customers” and related amendment

IFRS 15 establishes principles for recognizing revenue that apply to all contracts with customers, and supersedes IAS 18 “Revenue”, IAS 11 “Construction Contracts” and a number of revenue-related interpretations. Refer to Note 4 for related accounting policies.

Most of revenues generated from the goods manufactured by the Group’s operating segments in packaging and testing are changed to be recognized over time after the application of IFRS 15. Prior to the application of IFRS 15, the Group recognized revenues when the significant risks and rewards of ownership of inventories have been transferred to customers.

The Group elected only to retrospectively apply IFRS 15 to contracts that were not complete as of January 1, 2018 and recognized the cumulative effect of retrospectively applying IFRS 15 in retained earnings on January 1, 2018.

The impact of adoption on the consolidated financial statements was not material.

The impact on assets, liabilities and equity as of January 1, 2018 from the initial application of IFRS 15 is set out below:

	IAS 18 Carrying Amount as of January 1, 2018	Adjustments Arising from Initial Application	IFRS 15 Carrying Amount as of January 1, 2018
	NT$	NT$	NT$

Inventories	$24,260,911	$(1,381,778)	$22,879,133
Contract assets - current	-	1,971,107	1,971,107
Investments accounted for using the equity method	48,753,751	40,139	48,793,890
Deferred tax assets	4,001,821	(7,287)	3,994,534

Total effect on assets	$77,016,483	$622,181	$77,638,664

Current tax liabilities	$7,619,328	$5,078	$7,624,406
Deferred tax liabilities	4,961,487	90,071	5,051,558

Total effect on liabilities	$12,580,815	$95,149	$12,675,964

Retained earnings	$73,718,545	$521,849	$74,240,394
Non-controlling interests	13,190,129	5,183	13,195,312

Total effect on equity	$86,908,674	$527,032	$87,435,706

	IAS 18 Carrying Amount as of January 1, 2018	Adjustments Arising from Initial Application	IFRS 15 Carrying Amount as of January 1, 2018
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Inventories	$792,581	$(45,141)	$747,440
Contract assets - current	-	64,394	64,394
Investments accounted for using the equity method	1,592,739	1,311	1,594,050

	IAS 18 Carrying Amount as of January 1, 2018	Adjustments Arising from Initial Application	IFRS 15 Carrying Amount as of January 1, 2018
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Deferred tax assets	$130,736	$(238)	$130,498

Total effect on assets	$2,516,056	$20,326	$2,536,382

Current tax liabilities	$248,916	$166	$249,082
Deferred tax liabilities	162,087	2,943	165,030

Total effect on liabilities	$411,003	$3,109	$414,112

Retained earnings	$2,408,316	$17,048	$2,425,364
Non-controlling interests	430,909	169	431,078

Total effect on equity	$2,839,225	$17,217	$2,856,442

Had the Group applied IAS 18 in the current year, the following adjustments should have been made to reflect the line items and balances under IFRS 15.

Impact on assets, liabilities and equity as of December 31, 2018

	NT$	US$ (Note 4)

Increase in inventories	$2,313,269	$75,572
Decrease in contract assets - current	(4,498,500)	(146,961)
Increase in trade receivables	1,073,368	35,066
Decrease in investments accounted for using the equity method	(37,312)	(1,219)
Increase in deferred tax assets	26,389	862

Decrease in assets	$(1,122,786)	$(36,680)

Decrease in current tax liabilities	$(47,028)	$(1,536)
Decrease in deferred tax liabilities	(141,934)	(4,637)

Decrease in liabilities	$(188,962)	$(6,173)

Decrease in retained earnings	$(933,310)	$(30,490)
Decrease in non-controlling interests	(514)	(17)

Decrease in equity	$(933,824)	$(30,507)

Impact on total comprehensive income for the year ended December 31, 2018

	NT$	US$ (Note 4)

Decrease in operating revenues	$(475,155)	$(15,523)
Decrease in operating costs	$(101,964)	$(3,331)
Increase in share of profit of associates and joint ventures	$2,828	$92
Decrease in income tax expense	$(81,908)	$(2,676)
Decrease in net profit and total comprehensive income for the year	$(406,792)	$(13,290)

Increase (decrease) in net profit and total comprehensive income attributable to:
Owners of the Company	$(411,461)	$(13,442)
Non-controlling interests	4,669	152
	$(406,792)	$(13,290)

Impact on earnings per share:
Decrease in basic earnings per share	$(0.10)	$(0.00)
Decrease in diluted earnings per share	$(0.10)	$(0.00)

b.	New, revised or amended standards and interpretations in issue but not yet effective

The Group has not applied the following new, revised or amended standards and interpretations that have been issued but are not yet effective:

New, Revised or Amended Standards and Interpretations		Effective Date Issued by IASB (Note 1)

Amendments to IFRSs	Annual Improvements to IFRSs 2015-2017 Cycle	January 1, 2019
Amendments to IFRS 9	Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined by IASB
IFRS 16	Leases	January 1, 2019
Amendments to IAS 19	Plan Amendment, Curtailment or Settlement	January 1, 2019 (Note 2)
Amendments to IAS 28	Long-term Interests in Associate and Joint Venture	January 1, 2019
IFRIC 23	Uncertainty over Income Tax Treatments	January 1, 2019
Amendments to IFRS 3	Definition of a Business	January 1, 2020 (Note 3)
Amendments to IAS 1 and IAS 8	Definition of Material	January 1, 2020 (Note 4)

Note 1:     The aforementioned new, revised or amended standards and interpretations are effective for annual period beginning on or after the effective dates, unless specified otherwise.

Note 2:     The Group shall apply these amendments to plan amendments, curtailments or settlements occurring on or after January 1, 2019.

Note 3:     The Group shall apply these amendments to business combinations for which the acquisition date is on or after the beginning of the first annual period beginning on or after January 1, 2020 and to asset acquisitions that occur on or after the beginning of that period.

Note 4:     The Group shall apply these amendments prospectively for annual periods beginning on or after January 1, 2020.

c.	Significant changes in accounting policy resulted from new, revised and amended standards and interpretations in issue but not yet effective

As of the date the consolidated financial statements were authorized for issue, the Group assessed that the application of the aforementioned new, revised or amended standards and interpretations will not have material impact on the Group’s financial position and financial performance.

1)	IFRS 16 “Leases”

IFRS 16 sets out the accounting standards for leases that will supersede IAS 17, IFRIC 4 and a number of related interpretations.

Definition of a lease

Upon initial application of IFRS 16, the Group will elect to apply IFRS 16 in determining whether contracts are, or contain, a lease only to contracts entered into (or changed) on or after January 1, 2019. Contracts identified as containing a lease under IAS 17 and IFRIC 4 will not be reassessed and will be accounted for in accordance with the transitional provisions under IFRS 16.

Upon initial application of IFRS 16, if the Group is a lessee, it will recognize right-of-use assets, or investment properties if the right-of-use assets meet the definition of investment properties, and lease liabilities for all leases on the consolidated balance sheets except for those whose payments under low-value asset and short-term leases will be recognized as expenses on a straight-line basis. On the consolidated statements of comprehensive income, the Group should present the depreciation expense charged on the right-of-use assets separately from the interest expense accrued on the lease liabilities; interest is computed using the effective interest method. On the consolidated statements of cash flows, cash payments for the principal portion of the lease liabilities will be classified within financing activities; cash payments for the interest portion will be classified within operating activities.

The application of IFRS 16 is not expected to have a material impact on the accounting of the Group as lessor.

The Group anticipates applying IFRS 16 retrospectively with the cumulative effect of the initial application of this standard recognized on January 1, 2019. Comparative information will not be adjusted on a retrospective basis.

The Group expects to apply the following practical expedients:

a)	The Group will apply a single discount rate to a portfolio of leases with reasonably similar characteristics to measure lease liabilities.

b)	The Group will account for those leases for which the lease term ends on or before December 31, 2019 as short-term leases.

c)	The Group will exclude initial direct costs from the measurement of right-of-use assets on January 1, 2019.

d)	The Group will use hindsight, such as in determining lease terms, to measure lease liabilities.

For leases currently classified as finance leases under IAS 17, the carrying amount of right-of-use assets and lease liabilities on January 1, 2019 will be determined as the carrying amount of the leased assets and finance lease payables as of December 31, 2018.

Anticipated impact on assets, liabilities and equity as of January 1, 2019

	IAS 17 Carrying Amount as of December 31, 2018	Adjustments Arising from Initial Application of IFRS 16	IFRS 16 Carrying Amount as of January 1, 2019
	NT$	NT$	NT$

Other financial assets - current	$6,539,467	$(31)	$6,539,436
Other current assets	3,773,384	(385,014)	3,388,370
Long-term prepayments for lease	10,764,835	(10,764,835)	-
Property, plant and equipment	214,592,588	(277,079)	214,315,509
Right-of-use assets	-	10,724,198	10,724,198
Investment properties	7,738,379	6,599,225	14,337,604
Other financial assets - non-current	1,044,294	(2,747)	1,041,547
Other intangible assets	30,897,700	(59,667)	30,838,033

Total effect on assets	$275,350,647	$5,834,050	$281,184,697

Obligation under leases - current	$-	$490,085	$490,085
Other current liabilities	5,984,156	(17,144)	5,967,012
Obligation under leases - non-current	-	5,598,071	5,598,071
Other current liabilities - non-current	1,371,302	(236,962)	1,134,340

Total effect on liabilities	$7,355,458	$5,834,050	$13,189,508

	IAS 17 Carrying Amount as of December 31, 2018	Adjustments Arising from Initial Application of IFRS 16	IFRS 16 Carrying Amount as of January 1, 2019
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Other financial assets - current	$213,638	$(1)	$213,637
Other current assets	123,273	(12,578)	110,695
Long-term prepayments for lease	351,677	(351,677)	-
Property, plant and equipment	7,010,539	(9,052)	7,001,487
Right-of-use assets	-	350,349	350,349
Investment properties	252,806	215,591	468,397
Other financial assets - non-current	34,116	(90)	34,026
Other intangible assets	1,009,399	(1,949)	1,007,450

Total effect on assets	$8,995,448	$190,593	$9,168,041

Obligation under leases - current	$-	$16,010	$16,010
Other current liabilities	195,497	(560)	194,937
Obligation under leases - non-current	-	182,884	182,884
Other current liabilities - non-current	44,799	(7,741)	37,058

Total effect on liabilities	$240,296	$190,593	$430,889

2)	Amendments to IAS 19 “Plan Amendment, Curtailment or Settlement”

The amendments stipulate that, if a plan amendment, curtailment or settlement occurs, the current service cost and the net interest for the remainder of the annual reporting period are determined using the actuarial assumptions used for the remeasurement of the net defined benefit liabilities (assets). In addition, the amendments clarify the effect of a plan amendment, curtailment or settlement on the requirements regarding the asset ceiling. The Group will apply the above amendments prospectively.